Long-Term Borrowings - Additional information (Details)	Dec. 31, 2024 USD ($)
Minimum
Long-Term Borrowings
Fair value of vessels collateralizing credit facility as percentage of principal amount outstanding under credit facility	125.00%
Corporate liquidity	$ 10,000,000
Corporate liquidity per vessel	750,000
Consolidated net worth	$ 100,000,000
Minimum | One agreement
Long-Term Borrowings
Percentage of ultimate legal or beneficial ownership acquired by person or group of persons considered breach of agreement	35.00%
Minimum | Certain guarantees on sale and leaseback agreements
Long-Term Borrowings
Percentage of ownership or control by new party or parties not permitted	51.00%
Minimum | Alafouzos family | Number of financing agreements
Long-Term Borrowings
Percentage of ownership interest in reporting entity, required by financing arrangements	35.00%
Maximum
Long-Term Borrowings
Fair value of vessels collateralizing credit facility as percentage of principal amount outstanding under credit facility	170.00%
Leverage ratio of total liabilities to carrying value of total assets (adjusted for the vessel's fair market value)	75.00%